Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common stock - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Allocation of net income (loss)	$ 578,625	$ (405,234)	$ 30,725	$ 549,460	$ 1,776,014	$ (843,428)
Denominator:
Basic weighted average shares outstanding	7,391,537	19,428,760	10,626,479	20,403,518	19,550,323	21,987,500
Basic net income (loss) per common stock	$ 0.08	$ (0.06)	$ 0	$ 0.08	$ 0.09	$ (0.04)